INTANGIBLE ASSETS OTHER THAN GOODWILL - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Year One	$ 14,532
Year Two	14,131
Year Three	15,139
Year Four	15,368
Year Five	7,404
Thereafter	92,944
Total	$ 159,518